COMMITMENTS AND CONTINGENCIES - Operating Leases (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 2,393
2022	2,811
2023	2,913
2024	3,188
2025 and thereafter	6,519
Total	$ 17,824